Liabilities for Employee Benefits, Net (Details) - Schedule of Key Actuarial Assumptions	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Key Actuarial Assumptions [Abstract]
Discount rate	5.50%	5.50%
The expected weighted average cost of capital on plans’ assets	5.56%	3.10%
Expected pay rise rate	2.41%	2.80%